Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000063038
Account Value [Line Items]
Line Graph and Table Measure Name			Causeway Global Value Fund, Institutional Class
Accumulated Value		$ 1,000,000		$ 1,079,363	$ 1,249,097	$ 1,375,747	$ 1,269,288	$ 1,129,217	$ 1,729,369	$ 1,284,869	$ 1,789,184	$ 2,294,882	$ 2,827,837
C000096979
Account Value [Line Items]
Line Graph and Table Measure Name			Causeway Global Value Fund, Investor Class
Accumulated Value		10,000		10,764	12,424	13,670	12,602	11,178	17,096	12,656	17,595	22,498	27,654
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]		MSCI ACWI Index (USD) (NR)
Accumulated Value		1,000,000		1,119,571	1,328,350	1,458,189	1,478,303	1,632,684	2,080,621	1,650,773	1,994,175	2,627,439	3,081,122
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]		MSCI ACWI Index (USD) (NR)
Accumulated Value		$ 10,000		$ 11,196	$ 13,284	$ 14,582	$ 14,783	$ 16,327	$ 20,806	$ 16,508	$ 19,942	$ 26,274	$ 30,811

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).